Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 194,646	$ 219,036	$ 248,360	$ (5,227)	$ 45,402		$ 6,637
Balance (in shares) at Dec. 31, 2008	77,858,502							77,858,502
Increase (decrease) in Equity [Roll Forward]
Other comprehensive (loss) income				3,541				3,541
Stock option expense		2,955
Gain on sale of shares in subsidiary		0
Net (loss) income					102,701		2,771	105,472
Cash dividends					(70,074)
Net liabilities assumed on purchase of noncontrolling interest							0
Balance at Dec. 31, 2009	194,646	221,991	248,360	(1,686)	78,029	741,340	9,408	750,748
Balance (in shares) at Dec. 31, 2009	77,858,502							77,858,502
Increase (decrease) in Equity [Roll Forward]
Other comprehensive (loss) income				(2,150)				(2,150)
Stock option expense		2,053
Gain on sale of shares in subsidiary		201
Net (loss) income					161,407		2,597	164,004
Cash dividends					(155,718)
Net liabilities assumed on purchase of noncontrolling interest							(101)
Balance at Dec. 31, 2010	194,646	224,245	248,360	(3,836)	83,718	747,133	11,904	759,037
Balance (in shares) at Dec. 31, 2010	77,858,502							77,858,502
Increase (decrease) in Equity [Roll Forward]
Other comprehensive (loss) income				(943)				(943)
Stock option expense		1,524
Gain on sale of shares in subsidiary		0
Net (loss) income					(529,601)		591	(529,010)
Cash dividends					(17,129)
Net liabilities assumed on purchase of noncontrolling interest							0
Balance at Dec. 31, 2011	$ 194,646	$ 225,769	$ 248,360	$ (4,779)	$ (463,012)	$ 200,984	$ 12,495	$ 213,479
Balance (in shares) at Dec. 31, 2011	77,858,502							77,858,502